Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2016
Schedule II - Valuation and Qualifying Accounts

Schedule II - Valuation and Qualifying Accounts

Verizon Communications Inc. and Subsidiaries

For the Years Ended December 31, 2016, 2015 and 2014

				(dollars in millions)
		Additions
Description	Balance at Beginning of Period	Charged to Expenses	Charged to Other Accounts Note (a)(b)	Deductions Note (c)(d)	Balance at End of Period
Allowance for Uncollectible Accounts Receivable:
Year 2016 (e)	$1,037	$1,420	$204	$1,515	$1,146
Year 2015 (e)	739	1,610	200	1,512	1,037
Year 2014	645	1,095	141	1,142	739

Valuation Allowance for Deferred Tax Assets:
Year 2016	$3,414	$146	$47	$1,134	$2,473
Year 2015	1,841	237	1,701	365	3,414
Year 2014	1,685	505	5	354	1,841

(a)	Allowance for Uncollectible Accounts Receivable primarily includes amounts previously written off which were credited directly to this account when recovered.

(b)

Valuation Allowance for Deferred Tax Assets includes an increase to the valuation allowance as a result of the acquisition of AOL in 2015 and amounts charged to equity and reclassifications from other balance sheet accounts.

(c)	Amounts written off as uncollectible or transferred to other accounts or utilized.

(d)	Reductions to valuation allowances related to deferred tax assets.

(e)	Allowance for Uncollectible Accounts Receivable includes approximately $301 million and $155 million at December 31, 2016 and 2015, respectively, related to long-term device payment plan receivables.